SEGMENT INFORMATION - Schedule of geographic areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographical information
Net revenues	$ 109,715	$ 182,283	$ 156,498
Long-lived assets	143,806	218,344
PRC
Geographical information
Net revenues	83,751	163,210	$ 156,498
Long-lived assets	128,206	208,579
Singapore
Geographical information
Net revenues	25,964	19,073
Long-lived assets	$ 15,600	$ 9,765